Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Liabilities
Schedule of accrued liabilities

	As of June 30, 2012	As of December 31, 2011
Accrued payroll	$1,162	$1,109
Accrued interest	12,914	10,543
Accrued expenses	25,251	24,465
Total	$39,327	$36,117